Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Select Income REIT
Entity Central Index Key	0001537667
Document Type	S-11
Pre-Effective Amendment Number	2
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer